T. ROWE PRICE U.S. Equity Research Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 0.1%
Verizon Communications  313,072 13,136
13,136
Entertainment 1.2%
Netflix (1) 159,250 96,717
Walt Disney  320,505 39,217
135,934
Interactive Media & Services 6.2%
Alphabet, Class A (1) 1,160,521 175,158
Alphabet, Class C (1) 1,630,147 248,206
Meta Platforms, Class A  579,534 281,410
704,774
Media 0.5%
Comcast, Class A  1,307,177 56,666
56,666
Wireless Telecommunication Services 0.8%
T-Mobile U.S.  558,489 91,157
91,157
Total Communication Services 1,001,667
CONSUMER DISCRETIONARY 10.4%
Automobile Components 0.1%
Aptiv (1) 191,234 15,232
15,232
Automobiles 1.1%
General Motors  215,875 9,790
Rivian Automotive, Class A (1)(2) 418,317 4,581
Tesla (1) 635,665 111,743
126,114
Broadline Retail 3.9%
Amazon.com (1) 2,444,799 440,993
440,993
Hotels, Restaurants & Leisure 2.5%
Airbnb, Class A (1) 111,354 18,369
Booking Holdings  10,230 37,113
Chipotle Mexican Grill (1) 15,128 43,974
Domino's Pizza  25,551 12,696
Hilton Worldwide Holdings  129,074 27,533
Las Vegas Sands  337,637 17,456

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marriott International, Class A  41,308 10,422
McDonald's  184,312 51,967
Norwegian Cruise Line Holdings (1) 272,596 5,705
Royal Caribbean Cruises (1) 161,641 22,470
Starbucks  153,282 14,008
Wingstop  16,117 5,905
Wynn Resorts  106,285 10,866
278,484
Household Durables 0.3%
NVR (1) 3,526 28,560
28,560
Specialty Retail 2.2%
AutoZone (1) 6,130 19,320
Bath & Body Works  78,869 3,945
Burlington Stores (1) 44,876 10,420
Home Depot  283,984 108,936
Lowe's  148,532 37,836
O'Reilly Automotive (1) 21,828 24,641
Ross Stores  165,716 24,320
TJX  237,804 24,118
253,536
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B  356,258 33,481
33,481
Total Consumer Discretionary 1,176,400
CONSUMER STAPLES 5.8%
Beverages 1.7%
Coca-Cola  1,158,796 70,895
Constellation Brands, Class A  84,154 22,870
Keurig Dr Pepper  747,300 22,920
Monster Beverage (1) 251,320 14,898
PepsiCo  368,018 64,407
195,990
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  112,382 82,335
Dollar General  143,856 22,450
Sysco  69,953 5,679
Target  123,572 21,898
Walmart  1,148,913 69,130
201,492
Food Products 0.3%
Kraft Heinz  220,080 8,121
Mondelez International, Class A  360,482 25,234

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  67,779 3,980
37,335
Household Products 1.2%
Colgate-Palmolive  401,639 36,167
Procter & Gamble  591,560 95,981
132,148
Personal Care Products 0.3%
elf Beauty (1) 41,948 8,223
Kenvue  970,502 20,827
29,050
Tobacco 0.5%
Altria Group  92,241 4,024
Philip Morris International  566,092 51,865
55,889
Total Consumer Staples 651,904
ENERGY 4.0%
Energy Equipment & Services 0.4%
Halliburton  484,142 19,085
Schlumberger  553,123 30,316
49,401
Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy  45,627 4,053
Chevron  401,792 63,379
ConocoPhillips  483,458 61,534
Diamondback Energy  71,851 14,239
EOG Resources  200,459 25,627
EQT  203,333 7,538
Exxon Mobil  1,110,093 129,037
Hess  61,602 9,403
Marathon Petroleum  176,948 35,655
Phillips 66  52,637 8,598
Pioneer Natural Resources  60,709 15,936
Suncor Energy  166,257 6,136
Valero Energy  59,485 10,153
Williams  552,955 21,549
412,837
Total Energy 462,238
FINANCIALS 13.9%
Banks 3.4%
Bank of America  1,234,804 46,824
Citigroup  901,058 56,983
East West Bancorp  105,462 8,343

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bancorp  591,837 22,022
Huntington Bancshares  923,683 12,886
JPMorgan Chase  723,185 144,854
M&T Bank  7,528 1,095
PNC Financial Services Group  94,500 15,271
Truist Financial  214,985 8,380
Wells Fargo  1,116,990 64,741
Western Alliance Bancorp  75,421 4,841
386,240
Capital Markets 2.7%
Ares Management, Class A  82,614 10,986
Bank of New York Mellon  280,795 16,179
BlackRock  15,465 12,893
Blackstone  53,900 7,081
Cboe Global Markets  38,225 7,023
Charles Schwab  745,838 53,954
CME Group  51,854 11,164
Goldman Sachs Group  92,070 38,457
Intercontinental Exchange  215,975 29,681
KKR  83,994 8,448
LPL Financial Holdings  25,010 6,608
Moody's  23,429 9,208
Morgan Stanley  317,522 29,898
MSCI  24,321 13,631
S&P Global  95,660 40,699
Tradeweb Markets, Class A  78,750 8,203
304,113
Consumer Finance 0.6%
American Express  187,628 42,721
Capital One Financial  54,620 8,132
Discover Financial Services  66,047 8,658
Synchrony Financial  107,000 4,614
64,125
Financial Services 5.0%
Apollo Global Management  101,066 11,365
Berkshire Hathaway, Class B (1) 348,523 146,561
Corebridge Financial  750,676 21,567
Corpay (1) 89,213 27,526
Equitable Holdings  323,863 12,310
Fiserv (1) 372,266 59,496
Global Payments  251,235 33,580
Mastercard, Class A  223,567 107,663
Visa, Class A  467,419 130,447

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Voya Financial  271,800 20,091
570,606
Insurance 2.2%
American International Group  575,535 44,989
Chubb  231,705 60,042
Hartford Financial Services Group  406,601 41,900
Marsh & McLennan  148,566 30,602
MetLife  410,016 30,386
RenaissanceRe Holdings  89,309 20,990
Travelers  76,752 17,664
246,573
Total Financials 1,571,657
HEALTH CARE 12.9%
Biotechnology 1.8%
AbbVie  409,398 74,551
Amgen  169,993 48,332
Biogen (1) 60,080 12,955
Gilead Sciences  91,734 6,720
Moderna (1) 22,285 2,375
Regeneron Pharmaceuticals (1) 26,842 25,835
Vertex Pharmaceuticals (1) 88,274 36,900
207,668
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  240,715 27,360
Baxter International  240,102 10,262
Becton Dickinson & Company  109,382 27,066
Boston Scientific (1) 313,424 21,466
Dexcom (1) 125,391 17,392
Edwards Lifesciences (1) 280,526 26,807
Hologic (1) 188,379 14,686
Intuitive Surgical (1) 134,162 53,543
Medtronic  169,603 14,781
Stryker  125,534 44,925
Teleflex  27,041 6,116
Zimmer Biomet Holdings  213,249 28,144
292,548
Health Care Providers & Services 2.8%
Cardinal Health  77,415 8,663
Cencora  42,280 10,274
Centene (1) 40,303 3,163
Cigna Group  126,361 45,893
CVS Health  110,143 8,785
Elevance Health  88,843 46,069

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA Healthcare  30,478 10,165
Humana  14,512 5,031
McKesson  53,152 28,535
Molina Healthcare (1) 25,121 10,320
Tenet Healthcare (1) 135,406 14,232
UnitedHealth Group  247,515 122,446
313,576
Life Sciences Tools & Services 1.5%
Agilent Technologies  114,559 16,669
Bio-Techne  155,953 10,978
Charles River Laboratories International (1) 8,500 2,303
Danaher  142,809 35,662
ICON (1) 31,886 10,712
IQVIA Holdings (1) 11,379 2,878
Mettler-Toledo International (1) 9,040 12,035
Thermo Fisher Scientific  131,398 76,370
167,607
Pharmaceuticals 4.2%
AstraZeneca, ADR  237,986 16,124
Bristol-Myers Squibb  391,728 21,243
Eli Lilly  240,151 186,828
Johnson & Johnson  517,893 81,925
Merck  625,006 82,470
Novo Nordisk, ADR  126,499 16,242
Pfizer  648,162 17,987
Viatris  1,507,690 18,002
Zoetis  196,296 33,215
474,036
Total Health Care 1,455,435
INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 1.7%
Boeing (1) 292,281 56,407
General Dynamics  44,080 12,452
Howmet Aerospace  264,882 18,126
Huntington Ingalls Industries  28,356 8,265
L3Harris Technologies  97,638 20,807
Lockheed Martin  20,144 9,163
Northrop Grumman  27,339 13,086
RTX  214,578 20,928
TransDigm Group  25,717 31,673
190,907

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.2%
FedEx  85,303 24,716
24,716
Building Products 0.3%
Carrier Global  352,375 20,483
Johnson Controls International  134,976 8,817
Trane Technologies  26,376 7,918
37,218
Commercial Services & Supplies 0.6%
Cintas  11,772 8,088
Copart (1) 349,714 20,255
Republic Services  49,806 9,535
Veralto  19,431 1,723
Waste Connections  135,182 23,252
62,853
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1) 38,059 1,770
1,770
Electrical Equipment 0.3%
Emerson Electric  41,130 4,665
Hubbell  19,600 8,135
Rockwell Automation  73,978 21,552
34,352
Ground Transportation 1.6%
Canadian National Railway  137,558 18,118
Canadian Pacific Kansas City (2) 73,890 6,515
CSX  753,370 27,927
JB Hunt Transport Services  36,995 7,371
Norfolk Southern  77,595 19,777
Old Dominion Freight Line  173,774 38,110
Saia (1) 15,912 9,308
Uber Technologies (1) 635,415 48,921
176,047
Industrial Conglomerates 1.5%
3M  57,509 6,100
General Electric  505,940 88,808
Honeywell International  224,967 46,174
Roper Technologies  47,315 26,536
167,618
Machinery 1.5%
Caterpillar  37,773 13,841
Cummins  114,281 33,673

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere  65,062 26,724
Dover  59,199 10,489
Esab  39,289 4,344
IDEX  74,055 18,071
Ingersoll Rand  234,232 22,240
Nordson  25,500 7,001
Otis Worldwide  49,232 4,887
Stanley Black & Decker  320,473 31,384
172,654
Passenger Airlines 0.1%
Southwest Airlines  221,265 6,459
United Airlines Holdings (1) 104,466 5,002
11,461
Professional Services 0.2%
Broadridge Financial Solutions  69,820 14,303
Equifax  15,069 4,031
TransUnion  71,863 5,735
24,069
Trading Companies & Distributors 0.0%
SiteOne Landscape Supply (1) 12,790 2,232
2,232
Total Industrials & Business Services 905,897
INFORMATION TECHNOLOGY 29.6%
Communications Equipment 0.4%
Arista Networks (1) 59,933 17,380
Cisco Systems  628,959 31,391
48,771
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  351,633 40,561
TE Connectivity  172,586 25,067
Teledyne Technologies (1) 39,127 16,798
Zebra Technologies, Class A (1) 34,784 10,485
92,911
IT Services 0.9%
Accenture, Class A  234,142 81,156
International Business Machines  123,633 23,609
104,765
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices (1) 275,764 49,773
Analog Devices  83,400 16,496
Applied Materials  54,800 11,301
ASML Holding  11,891 11,540

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  108,446 143,735
Entegris  224,627 31,569
First Solar (1) 15,120 2,552
KLA  69,300 48,411
Lam Research  92,975 90,332
Lattice Semiconductor (1) 72,700 5,687
Microchip Technology  121,700 10,918
Micron Technology  367,785 43,358
Monolithic Power Systems  19,044 12,901
NVIDIA  689,514 623,017
QUALCOMM  428,327 72,516
1,174,106
Software 11.4%
Adobe (1) 132,384 66,801
Autodesk (1) 157,674 41,062
Cadence Design Systems (1) 91,176 28,381
Descartes Systems Group (1) 112,929 10,336
Dynatrace (1) 168,700 7,834
Fair Isaac (1) 11,055 13,814
Fortinet (1) 542,993 37,092
Gen Digital  905,749 20,289
Intuit  55,331 35,965
Microsoft  1,943,334 817,600
Oracle  190,075 23,875
Palo Alto Networks (1) 35,415 10,063
Salesforce  342,739 103,226
ServiceNow (1) 9,972 7,603
Synopsys (1) 93,570 53,475
Tyler Technologies (1) 10,500 4,463
Workday, Class A (1) 35,731 9,746
Zscaler (1) 32,204 6,203
1,297,828
Technology Hardware, Storage & Peripherals 5.7%
Apple  3,601,570 617,597
Pure Storage, Class A (1) 302,687 15,737
Western Digital (1) 224,102 15,293
648,627
Total Information Technology 3,367,008
MATERIALS 2.3%
Chemicals 1.2%
CF Industries Holdings  163,381 13,595
Linde  187,254 86,946
Mosaic  282,800 9,180
RPM International  54,972 6,539

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  72,394 25,144
141,404
Construction Materials 0.1%
Vulcan Materials  59,012 16,106
16,106
Containers & Packaging 0.4%
Avery Dennison  46,562 10,395
Ball  216,298 14,570
Packaging Corp. of America  32,003 6,074
Westrock  175,014 8,654
39,693
Metals & Mining 0.5%
Agnico Eagle Mines  116,868 6,971
Franco-Nevada  45,582 5,432
Freeport-McMoRan  475,555 22,361
Steel Dynamics  123,379 18,288
53,052
Paper & Forest Products 0.1%
West Fraser Timber (2) 149,497 12,921
12,921
Total Materials 263,176
REAL ESTATE 1.8%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  191,067 17,853
17,853
Industrial Real Estate Investment Trusts 0.4%
Prologis, REIT  261,855 34,099
Rexford Industrial Realty, REIT  324,861 16,340
50,439
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 59,162 5,753
CoStar Group (1) 95,159 9,192
14,945
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  139,546 5,132
AvalonBay Communities, REIT  46,215 8,576
Camden Property Trust, REIT  20,477 2,015
Essex Property Trust, REIT  52,790 12,924
Sun Communities, REIT  47,970 6,168
34,815

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  265,519 5,207
Regency Centers, REIT  34,200 2,071
Simon Property Group, REIT  50,674 7,930
15,208
Specialized Real Estate Investment Trusts 0.7%
American Tower, REIT  126,597 25,014
CubeSmart, REIT  112,971 5,109
Equinix, REIT  29,842 24,629
Extra Space Storage, REIT  15,198 2,234
Public Storage, REIT  48,285 14,006
Weyerhaeuser, REIT  99,453 3,571
74,563
Total Real Estate 207,823
UTILITIES 2.2%
Electric Utilities 1.4%
Constellation Energy  104,005 19,225
FirstEnergy  554,727 21,424
NextEra Energy  825,614 52,765
PG&E  2,222,875 37,256
PPL  86,709 2,387
Southern  337,153 24,187
157,244
Multi-Utilities 0.8%
Ameren  295,661 21,867
CenterPoint Energy  568,604 16,200
CMS Energy  79,671 4,807
Dominion Energy  812,335 39,959
NiSource  112,054 3,099
85,932
Total Utilities 243,176
Total Common Stocks (Cost $8,142,328) 11,306,381
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 5.37% (3)(4) 31,420,329 31,420
31,420

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24 (5) 3,500,000 3,481
3,481
Total Short-Term Investments (Cost $34,902) 34,901
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 11,764,297 11,764
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,764
Total Securities Lending Collateral (Cost $11,764) 11,764
Total Investments in Securities 100.1%
(Cost $8,188,994) $ 11,353,046
Other Assets Less Liabilities (0.1)% (6,432)
Net Assets 100.0% $ 11,346,614
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
(5) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 86 S&P 500 E-Mini Index contracts 6/24 22,827 $ 338
Net payments (receipts) of variation margin to date (337)
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 598
Totals $ —# $ — $ 598+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 20,562  ¤  ¤ $ 11,764
T. Rowe Price Treasury Reserve
Fund, 5.37% 51,266  ¤  ¤ 31,420
Total $ 43,184^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $598 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $43,184.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. Equity Research Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE U.S. Equity Research Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,306,381 $ — $ — $ 11,306,381
Short-Term Investments 31,420 3,481 — 34,901
Securities Lending Collateral 11,764 — — 11,764
Total Securities 11,349,565 3,481 — 11,353,046
Futures Contracts* 338 — — 338
Total $ 11,349,903 $ 3,481 $ — $ 11,353,384
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F108-054Q1 03/24